Subsequent Events (Tables)	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Schedule of Performance Based Warrants
Product Launch Type	Warrants per SKU	Exercise Price
JDM/ODM SKU	1,000,000	$0.10
CM SKU	500,000	$0.10

Schedule of Revenue Based Earn Out Milestones

Revenue-Based Earn-Out Milestones. The advisor is eligible to earn warrants upon the Company’s achievement of specified trailing twelve-month (“TTM”) revenue thresholds, as summarized in the following table:

TTM Revenue Milestone	Cumulative Warrants Earned	Exercise Price
$50,000,000	10,000,000	$0.10
$100,000,000	20,000,000	$0.10
$150,000,000	30,000,000	$0.10
$200,000,000	40,000,000	$0.10
$250,000,000	50,000,000	$0.10
$300,000,000	60,000,000	$0.10
$350,000,000	70,000,000	$0.10
$400,000,000	80,000,000	$0.10
$450,000,000	90,000,000	$0.10
$500,000,000	100,000,000	$0.10